AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 91.3%
Pennsylvania – 84.4%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$	1,000	$1,041,853
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(a)		262	194,134
5.00%, 06/30/2039		525	523,613
8.00%, 06/30/2034		115	118,058
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027		420	431,830
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042		1,000	1,027,041
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		650	634,966
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2018-A 5.00%, 10/01/2048		1,000	1,027,603
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031		2,500	2,647,760
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2036		1,000	1,045,441
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		635	641,284
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,625	1,628,286
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033		660	672,216
Lehigh County General Purpose Authority (Muhlenberg College) Series 2024 5.25%, 02/01/2054		1,000	1,044,546

	Principal Amount (000)		U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$	1,000	$1,034,449
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037		520	522,667
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061		1,000	1,089,091
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042		1,000	1,007,804
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.56% (MUNIPSA + 0.70%), 11/15/2047(b)		1,000	993,617
Pennsylvania Economic Development Financing Authority (Villanova University) Series 2024 5.00%, 08/01/2049		1,000	1,069,455
Pennsylvania Higher Educational Facilities Authority (Trustees of the University of Pennsylvania/The) Series 2025 5.00%, 02/15/2035		1,000	1,176,941
Pennsylvania State University (The) (Pennsylvania State University) Series 2020-D 2.79%, 09/01/2043		1,000	765,446
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2021-C 4.00%, 12/01/2043		1,000	997,908
Series 2024 5.00%, 12/01/2038		1,000	1,145,709
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2018-B 5.00%, 12/01/2038		1,000	1,058,973
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.71% (MUNIPSA + 0.85%), 07/15/2041(b)		1,000	998,520

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(c)	$	1,000	$1,009,889
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060		2,000	2,166,101
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040		1,200	1,320,473
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.831% (SOFR + 0.80%), 09/01/2040(b) (c)		2,000	1,950,679
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2019-A 5.00%, 09/01/2044		750	778,377
Series 2023-A 5.25%, 09/01/2043		1,000	1,095,437
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		865	894,460
State Public School Building Authority (Prerefunded - US Treasuries) AGM Series 2016 5.00%, 12/01/2029		135	140,328
Temple University-of The Commonwealth System of Higher Education (Temple University-of The Commonwealth System of Higher Education) AGC Series 2025-O 5.00%, 04/01/2026		1,000	1,024,351

			34,919,306

Alabama – 2.6%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		1,000	1,082,297

Guam – 0.4%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(c)		170	169,721

Illinois – 2.6%
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2059		1,000	1,070,689

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$ 20	$20,175
6.625%, 01/01/2028	156	153,468
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	119,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	250	250,970

		543,823

Total Long-Term Municipal Bonds (cost $37,470,427)		37,785,836

Short-Term Municipal Notes – 3.9%
Pennsylvania – 3.9%
Northampton County General Purpose Authority (St. Luke’s Hospital Obligated Group) Series 2024 1.50%, 08/15/2054(d)	105	105,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 1.60%, 11/01/2061(d)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $1,605,000)		1,605,000

Total Municipal Obligations (cost $39,075,427)		39,390,836

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(e) (f) (g) (cost $61,349)	3,420	9,952

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(f) (g) (cost $8,094)	$ 8	7,963

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(h) (i) (j) (cost $1,461,372)	1,461,372	$1,461,372

Total Investments – 98.8% (cost $40,606,242(k)		40,870,123
Other assets less liabilities – 1.2%		502,101

Net Assets – 100.0%		$41,372,224

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,560	10/15/2028	CPI#	2.565%	Maturity	$(2,809)	$—	$(2,809)
USD	1,300	10/15/2029	2.485%	CPI#	Maturity	5,457	—	5,457
USD	1,300	10/15/2029	2.569%	CPI#	Maturity	391	—	391
USD	1,067	10/15/2029	2.499%	CPI#	Maturity	3,785	—	3,785
USD	1,067	10/15/2029	2.516%	CPI#	Maturity	2,943	—	2,943
USD	1,066	10/15/2029	2.451%	CPI#	Maturity	6,145	—	6,145
USD	1,640	10/15/2030	CPI#	2.531%	Maturity	(1,475)	—	(1,475)

						$14,437	$—	$14,437

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$163	$—	$163
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(56,298)	—	(56,298)
USD	900	07/31/2029	1 Day SOFR	4.461%	Annual	24,354	—	24,354
USD	850	04/30/2030	1 Day SOFR	3.075%	Annual	(40,054)	—	(40,054)
USD	3,000	07/31/2031	1 Day SOFR	4.059%	Annual	38,306	304	38,002
USD	800	07/31/2031	1 Day SOFR	3.616%	Annual	(11,946)	—	(11,946)
USD	1,200	12/03/2031	1 Day SOFR	3.842%	Annual	5,981	(109)	6,090
USD	1,200	12/03/2031	1 Day SOFR	4.027%	Annual	18,888	146	18,742
USD	1,100	12/03/2031	1 Day SOFR	4.145%	Annual	24,884	—	24,884
USD	1,100	12/03/2031	1 Day SOFR	4.215%	Annual	29,825	—	29,825
USD	800	12/03/2031	1 Day SOFR	3.898%	Annual	5,732	(119)	5,851
USD	400	12/03/2031	1 Day SOFR	3.732%	Annual	(1,395)	—	(1,395)
USD	500	06/15/2034	3.543%	1 Day SOFR	Annual	13,505	60	13,445
USD	700	08/15/2034	3.545%	1 Day SOFR	Annual	18,825	—	18,825
USD	530	08/15/2034	3.917%	1 Day SOFR	Annual	(4,124)	—	(4,124)
USD	500	08/15/2034	3.264%	1 Day SOFR	Annual	24,609	14	24,595
USD	500	08/15/2034	3.446%	1 Day SOFR	Annual	17,098	—	17,098
USD	300	08/15/2034	3.304%	1 Day SOFR	Annual	14,197	—	14,197

						$122,550	$296	$122,254

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $3,130,289 or 7.6% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Non-income producing security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.
(k)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $866,157 and gross unrealized depreciation of investments was $(465,585), resulting in net unrealized appreciation of $400,572.

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$37,785,836	$—	$37,785,836
Short-Term Municipal Notes	—	1,605,000	—	1,605,000
Preferred Stocks	—	—	9,952	9,952
Asset-Backed Securities	—	—	7,963	7,963
Short-Term Investments	1,461,372	—	—	1,461,372

Total Investments in Securities	1,461,372	39,390,836	17,915	40,870,123
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	18,721	—	18,721
Centrally Cleared Interest Rate Swaps	—	236,367	—	236,367
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(4,284)	—	(4,284)
Centrally Cleared Interest Rate Swaps	—	(113,817)	—	(113,817)

Total	$1,461,372	$39,527,823	$17,915	$41,007,110

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$611	$12,883	$12,033	$1,461	$16